Warrants (Details 2) - $ / shares		12 Months Ended
	Oct. 07, 2013	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Warrants [Line Items]
Granted			275,000
Option, Exercised (in shares)	94,000
Warrants [Member]
Warrants [Line Items]
Outstanding, Beginning Balance		1,000,000	1,000,000
Granted
Option, Forfeited (in shares)
Option, Exercised (in shares)
Option, Redeemed (in shares)
Outstanding, Ending Balance		1,000,000	1,000,000
Weighted Average Exercise Price, Beginning Balance		$ 2.20	$ 2.20	$ 2.20
Weighted Average Exercise Price, Ending Balance		$ 2.20	$ 2.20	$ 2.20
Weighted Average Remaining Contractual Life (years)		0 years	0 years